Cover	Mar. 09, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	West Enclave Merger Corp.
Entity Central Index Key	0002104260
Entity Primary SIC Number	6770
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	C. Calderón de la
Entity Address, Address Line Two	Barca 22
Entity Address, City or Town	Ciudad de Mexico
Entity Address, Postal Zip Code	11540
Entity Phone Fax Numbers [Line Items]
City Area Code	305
Local Phone Number	354-0128
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Donald J. Puglisi
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
Entity Phone Fax Numbers [Line Items]
City Area Code	302
Local Phone Number	738-6680